CONSOLIDATED STATEMENTS OF EQUITY - USD ($)	Common Stock [Member]	Additional Paid in Capital [Member]	Shares in Treasury [Member]	Accumulated Deficit [Member]	Non-Controlling Interest [Member]	Total
Beginning Balance at Dec. 31, 2021	$ 46,688	$ 31,770,515	$ (13,294)	$ (21,977,165)	$ (191,196)	$ 9,635,548
Beginning Balance (Shares) at Dec. 31, 2021	46,687,517
Stock-based compensation		237,078				237,078
Repurchase of shares	$ (241)	(169,302)	13,294			(156,249)
Repurchase of shares (Shares)	(240,600)
Shares in treasury			(6,892)			(6,892)
Net income				631,767	133,082	764,849
Ending Balance at Dec. 31, 2022	$ 46,447	31,838,291	(6,892)	(21,345,398)	(58,114)	10,474,334
Ending Balance (Shares) at Dec. 31, 2022	46,446,917
Stock-based compensation		23,750				23,750
Repurchase of shares	$ (246)	(150,335)	(20,744)			(171,325)
Repurchase of shares (Shares)	(245,700)
Shares in treasury		(6,892)	6,892
Net income				(165,928)	180,652	14,724
Ending Balance at Dec. 31, 2023	$ 46,201	31,704,814	(20,744)	(21,511,326)	122,538	10,341,483
Ending Balance (Shares) at Dec. 31, 2023	46,201,217
Stock-based compensation		139,138				139,138
Repurchase of shares	$ (206)	(176,121)	20,744			(155,583)
Repurchase of shares (Shares)	(206,700)
Shares in treasury			(17,239)			(17,239)
Net income				1,675,412	249,735	1,925,147
Ending Balance at Dec. 31, 2024	$ 45,995	$ 31,667,831	$ (17,239)	$ (19,835,914)	$ 372,273	$ 12,232,946
Ending Balance (Shares) at Dec. 31, 2024	45,994,517